Segments (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of segments

	Holographic solutions	Holographic technology service	Total December 31, 2021
	RMB	RMB	RMB
Revenues	131,871,221	226,778,077	358,649,298
Cost of revenues	(92,819,057)	(15,803,991)	(108,623,048)
Gross profit	39,052,164	210,974,086	250,026,250
Depreciation and amortization	(2,590,281)	(4,084,030)	(6,674,311)
Total capital expenditures	(129,482)	(6,194)	(135,676)

	Holographic solutions	Holographic technology service	Total December 31, 2022
	RMB	RMB	RMB
Revenues	153,996,658	333,942,206	487,938,864
Cost of revenues	(125,805,732)	(138,873,815)	(264,679,547)
Gross profit	28,190,926	195,068,391	223,259,317
Depreciation and amortization	(2,761,207)	(4,083,030)	(6,844,237)
Total capital expenditures	(1,821,918)	-	(1,821,918)

	Holographic solutions	Holographic technology service	Total December 31, 2023
	RMB	RMB	RMB
Revenues	68,345,506	135,202,499	203,548,005
Cost of revenues	(59,562,014)	(69,734,292)	(129,296,306)
Gross profit	8,783,492	65,468,207	74,251,699
Depreciation and amortization	(6,161,834)	-	(6,161,834)
Total capital expenditures	(774,615)	-	(774,615)

Total assets as of:

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Holographic solutions	200,456,129	142,626,614	20,137,323
Holographic technology service	81,665,772	17,932,589	2,531,886
Total assets	282,121,901	160,559,203	22,669,209

Schedule of disaggregation

	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2023
	RMB	RMB	RMB	USD
Holographic Technology LiDAR Products	58,923,457	45,086,319	16,330,569	2,317,478
Holographic Technology Intelligence Vision software and Technology Development Service	14,277,873	12,658,954	45,930,400	6,518,001
Holographic Technology Licensing and Content Product	31,105,495	29,093,110	5,594,979	793,986
Holographic Hardware Sales	27,564,396	67,158,275	489,558	69,473
Total Holographic Solutions	131,871,221	153,996,658	68,345,506	9,698,938